Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Disclosures
Summary of significant related party transactions	A summary of the significant related party transactions as at and for the years ended December 31, 2022 and 2021 are as follows:

($ millions)	2022	2021
Sales(1)	1 616	1 011
Purchases	265	247
Accounts receivable	135	70
Accounts payable and accrued liabilities	69	17

(1)	Includes sales to Petroles Cadeko Inc. of $645 million (2021 - $411 million) and Parachem Chemicals Inc. of $487 million (2021 – $343 million).

Schedule of compensation of Key Management Personnel

Compensation of the company’s Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2022	2021
Salaries and other short-term benefits	20	8
Pension and other post-retirement benefits	4	3
Share based compensation	73	47
	97	58